Acquisition of businesses (Details) - Acquisitions - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 44	$ 135
Currently marketed products		2,230
Acquired research and development	449	8,545
Other intangible assets	0	1
Deferred tax assets	20	242
Financial and other assets		17
Inventories	6	17
Trade receivables and other current assets	4	81
Cash and cash equivalents		809
Deferred tax liabilities	(101)	(2,647)
Current and non-current financial debts	(2)	(14)
Trade payables and other liabilities	(9)	(431)
Net identifiable assets acquired	411	8,985
Acquired cash and cash equivalents		(809)
Non-controlling interests		(27)
Goodwill	75	3,699
Net assets recognized as a result of business combinations	$ 486	$ 11,848